Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Fair Value Hedges - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt instruments at FVOCI
Total		$ 17,097,004
Up To One Month [Member]
Debt instruments at FVOCI
Total		291,589
Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total		1,154,632
Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total		8,974,130
More than 5 years [Member]
Debt instruments at FVOCI
Total		2,632,858
Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total		2,234,893
Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total		1,808,902
Hedged item [Member]
Debt instruments at FVOCI
Total	$ 13,140,543
Hedged item [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total	100,007
Hedged item [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	3,448,682
Hedged item [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	3,102,760
Hedged item [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	1,817,872
Hedged item [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	3,823,940
Hedged item [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total	847,282
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	301,803
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total
Chilean sovereign bonds [Member] | Debt instruments at FVOCI [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	301,803
US Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	1,267,953	1,983,793
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	655,838
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	262,335	1,389,080
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total
US Treasury bonds [Member] | Debt instruments at FVOCI [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total	349,780	594,713
Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member]
Debt instruments at FVOCI
Total	50,795
Chilean Treasury bonds [Member] | Debt instruments at FVOCI [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	50,795
Time deposits [Member] | Time deposits and other time liabilities [Member]
Debt instruments at FVOCI
Total	132,430	1,669,764
Time deposits [Member] | Time deposits and other time liabilities [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Time deposits [Member] | Time deposits and other time liabilities [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total	12,562	206,630
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	27,708	447,773
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total		141,539
Time deposits [Member] | Time deposits and other time liabilities [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	92,160	873,822
Time deposits [Member] | Time deposits and other time liabilities [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total
Senior bonds [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	4,432,171	4,488,765
Senior bonds [Member] | Issued debt instruments [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Senior bonds [Member] | Issued debt instruments [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total
Senior bonds [Member] | Issued debt instruments [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	91,973
Senior bonds [Member] | Issued debt instruments [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	2,262,976	2,569,632
Senior bonds [Member] | Issued debt instruments [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	696,941	757,861
Senior bonds [Member] | Issued debt instruments [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	882,779	122,638
Senior bonds [Member] | Issued debt instruments [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total	497,502	1,038,634
Subordinated bonds [Member] | Issued debt instruments [Member]
Debt instruments at FVOCI
Total	777,389	746,431
Subordinated bonds [Member] | Issued debt instruments [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Subordinated bonds [Member] | Issued debt instruments [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total	87,445
Subordinated bonds [Member] | Issued debt instruments [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total
Subordinated bonds [Member] | Issued debt instruments [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	183,946	84,959
Subordinated bonds [Member] | Issued debt instruments [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	505,998	485,917
Subordinated bonds [Member] | Issued debt instruments [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total
Subordinated bonds [Member] | Issued debt instruments [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total		175,555
Chilean Central Bank loans [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total	6,178,002	6,178,000
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	3,329,001
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total		6,178,000
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	2,849,001
Chilean Central Bank loans [Member] | Interbank borrowing [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total
Cross currency swaps [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	5,218,632	6,981,950
Cross currency swaps [Member] | Hedging instrument [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total	87,445	84,959
Cross currency swaps [Member] | Hedging instrument [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	91,973	706,859
Cross currency swaps [Member] | Hedging instrument [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	2,433,621	2,573,252
Cross currency swaps [Member] | Hedging instrument [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	1,205,760	903,942
Cross currency swaps [Member] | Hedging instrument [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	902,331	1,512,048
Cross currency swaps [Member] | Hedging instrument [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total	497,502	1,200,890
Forwards [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total	7,921,911
Forwards [Member] | Hedging instrument [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total	12,562
Forwards [Member] | Hedging instrument [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total	3,356,709
Forwards [Member] | Hedging instrument [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	669,139
Forwards [Member] | Hedging instrument [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total	612,112
Forwards [Member] | Hedging instrument [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total	2,921,609
Forwards [Member] | Hedging instrument [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total	$ 349,780
Commercial loans [Member] | Loans and account receivable at amortised cost [Member]
Debt instruments at FVOCI
Total		180,963
Commercial loans [Member] | Loans and account receivable at amortised cost [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Commercial loans [Member] | Loans and account receivable at amortised cost [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total
Commercial loans [Member] | Loans and account receivable at amortised cost [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total
Commercial loans [Member] | Loans and account receivable at amortised cost [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total		180,963
Commercial loans [Member] | Loans and account receivable at amortised cost [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total
Interbank loans [Member] | Interbank borrowing [Member]
Debt instruments at FVOCI
Total		1,849,288
Interbank loans [Member] | Interbank borrowing [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total
Interbank loans [Member] | Interbank borrowing [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total		84,959
Interbank loans [Member] | Interbank borrowing [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total		706,859
Interbank loans [Member] | Interbank borrowing [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total
Interbank loans [Member] | Interbank borrowing [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total
Interbank loans [Member] | Interbank borrowing [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total		1,057,470
Interbank loans [Member] | Interbank borrowing [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total
Interest rate swaps [Member] | Hedging instrument [Member]
Debt instruments at FVOCI
Total		10,115,054
Interest rate swaps [Member] | Hedging instrument [Member] | Up To One Month [Member]
Debt instruments at FVOCI
Total		206,630
Interest rate swaps [Member] | Hedging instrument [Member] | Between 1 and 3 months [Member]
Debt instruments at FVOCI
Total		447,773
Interest rate swaps [Member] | Hedging instrument [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total		6,400,878
Interest rate swaps [Member] | Hedging instrument [Member] | More than 5 years [Member]
Debt instruments at FVOCI
Total		1,728,916
Interest rate swaps [Member] | Hedging instrument [Member] | Between 3 and 12 months [Member]
Debt instruments at FVOCI
Total		722,845
Interest rate swaps [Member] | Hedging instrument [Member] | Between 3 and 5 years [Member]
Debt instruments at FVOCI
Total		$ 608,012